Segment information (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Non-current assets	SFr 509.2	SFr 441.7
Europe, Middle East and Africa
Disclosure of operating segments [line items]
Non-current assets	273.7	270.4
thereof Switzerland
Disclosure of operating segments [line items]
Non-current assets	194.1	242.6
Americas
Disclosure of operating segments [line items]
Non-current assets	196.6	144.3
thereof the United States
Disclosure of operating segments [line items]
Non-current assets	195.1	142.2
Asia-Pacific
Disclosure of operating segments [line items]
Non-current assets	SFr 38.9	SFr 27.1